UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments:

	Putnam RetirementReady Funds
	The fund's portfolios
	4/30/17 (Unaudited)

	Putnam RetirementReady 2060 Fund	Shares	Value
	Absolute Return Funds (10.1%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	97	$977
	Putnam Absolute Return 500 Fund Class P (AFF)	387	4,322
	Putnam Absolute Return 700 Fund Class P (AFF)	1,241	14,766

	Total Absolute Return Funds (cost $19,656)		$20,065

	Asset Allocation Funds (89.5%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P (AFF)	11,534	$145,327
	Putnam Dynamic Asset Allocation Growth Fund Class P (AFF)	1,876	31,691

	Total Asset Allocation Funds (cost $163,879)		$177,018

	Fixed Income Funds (0.4%)*

	Putnam Government Money Market Fund Class G (AFF)	875	$875

	Total Fixed Income Funds (cost $875)		$875

	Total Investments (cost $184,410) (a)		$197,958

*	Percentages indicated are based on net assets of $197,855

	Putnam RetirementReady 2055 Fund	Shares	Value
	Absolute Return Funds (10.3%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	10,342	$104,144
	Putnam Absolute Return 500 Fund Class P (AFF)	29,430	329,029
	Putnam Absolute Return 700 Fund Class P (AFF)	94,462	1,124,092

	Total Absolute Return Funds (cost $1,505,158)		$1,557,265

	Asset Allocation Funds (89.2%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P (AFF)	850,423	$10,715,324
	Putnam Dynamic Asset Allocation Growth Fund Class P (AFF)	161,582	2,729,124

	Total Asset Allocation Funds (cost $12,221,635)		$13,444,448

	Fixed Income Funds (0.4%)*

	Putnam Government Money Market Fund Class G (AFF)	66,820	$66,820

	Total Fixed Income Funds (cost $66,820)		$66,820

	Total Investments (cost $13,793,613) (a)		$15,068,533

*	Percentages indicated are based on net assets of $15,064,125

	Putnam RetirementReady 2050 Fund	Shares	Value
	Absolute Return Funds (10.9%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	68,402	$688,811
	Putnam Absolute Return 500 Fund Class P (AFF)	104,818	1,171,869
	Putnam Absolute Return 700 Fund Class P (AFF)	336,439	4,003,626

	Total Absolute Return Funds (cost $5,682,877)		$5,864,306

	Asset Allocation Funds (88.7%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P (AFF)	2,371,867	$29,885,518
	Putnam Dynamic Asset Allocation Growth Fund Class P (AFF)	1,046,055	17,667,875

	Total Asset Allocation Funds (cost $43,073,731)		$47,553,393

	Fixed Income Funds (0.4%)*

	Putnam Government Money Market Fund Class G (AFF)	232,980	$232,980

	Total Fixed Income Funds (cost $232,980)		$232,980

	Total Investments (cost $48,989,588) (a)		$53,650,679

*	Percentages indicated are based on net assets of $53,629,480

	Putnam RetirementReady 2045 Fund	Shares	Value
	Absolute Return Funds (11.8%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	120,525	$1,213,687
	Putnam Absolute Return 500 Fund Class P (AFF)	109,134	1,220,119
	Putnam Absolute Return 700 Fund Class P (AFF)	350,291	4,168,467

	Total Absolute Return Funds (cost $6,433,890)		$6,602,273

	Asset Allocation Funds (87.8%)*

	Putnam Dynamic Asset Allocation Equity Fund Class P (AFF)	1,652,117	$20,816,667
	Putnam Dynamic Asset Allocation Growth Fund Class P (AFF)	1,668,330	28,178,098

	Total Asset Allocation Funds (cost $44,504,329)		$48,994,765

	Fixed Income Funds (0.4%)*

	Putnam Government Money Market Fund Class G (AFF)	242,012	$242,012

	Total Fixed Income Funds (cost $242,012)		$242,012

	Total Investments (cost $51,180,231) (a)		$55,839,050

*	Percentages indicated are based on net assets of $55,815,361

	Putnam RetirementReady 2040 Fund	Shares	Value
	Absolute Return Funds (14.9%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	339,883	$3,422,626
	Putnam Absolute Return 300 Fund Class P (AFF)	27,743	275,207
	Putnam Absolute Return 500 Fund Class P (AFF)	467,808	5,230,088
	Putnam Absolute Return 700 Fund Class P (AFF)	985,234	11,724,280

	Total Absolute Return Funds (cost $20,006,845)		$20,652,201

	Asset Allocation Funds (83.7%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P (AFF)	177,638	$2,632,591
	Putnam Dynamic Asset Allocation Equity Fund Class P (AFF)	1,499,069	18,888,263
	Putnam Dynamic Asset Allocation Growth Fund Class P (AFF)	5,586,486	94,355,755

	Total Asset Allocation Funds (cost $105,704,200)		$115,876,609

	Fixed Income Funds (1.4%)*

	Putnam Government Money Market Fund Class G (AFF)	1,967,888	$1,967,888

	Total Fixed Income Funds (cost $1,967,888)		$1,967,888

	Total Investments (cost $127,678,933) (a)		$138,496,698

*	Percentages indicated are based on net assets of $138,437,854

	Putnam RetirementReady 2035 Fund	Shares	Value
	Absolute Return Funds (20.7%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	271,903	$2,738,059
	Putnam Absolute Return 300 Fund Class P (AFF)	168,432	1,670,850
	Putnam Absolute Return 500 Fund Class P (AFF)	457,228	5,111,811
	Putnam Absolute Return 700 Fund Class P (AFF)	918,927	10,935,236

	Total Absolute Return Funds (cost $20,056,997)		$20,455,956

	Asset Allocation Funds (76.6%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P (AFF)	1,055,022	$15,635,420
	Putnam Dynamic Asset Allocation Growth Fund Class P (AFF)	3,555,601	60,054,098

	Total Asset Allocation Funds (cost $70,229,252)		$75,689,518

	Fixed Income Funds (2.7%)*

	Putnam Government Money Market Fund Class G (AFF)	2,678,726	$2,678,726

	Total Fixed Income Funds (cost $2,678,726)		$2,678,726

	Total Investments (cost $92,964,975) (a)		$98,824,200

*	Percentages indicated are based on net assets of $98,781,203

	Putnam RetirementReady 2030 Fund	Shares	Value
	Absolute Return Funds (28.9%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	722,201	$7,272,561
	Putnam Absolute Return 300 Fund Class P (AFF)	969,555	9,617,990
	Putnam Absolute Return 500 Fund Class P (AFF)	1,153,015	12,890,711
	Putnam Absolute Return 700 Fund Class P (AFF)	2,187,401	26,030,076

	Total Absolute Return Funds (cost $54,357,793)		$55,811,338

	Asset Allocation Funds (67.4%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P (AFF)	5,606,830	$83,093,221
	Putnam Dynamic Asset Allocation Conservative Fund Class P (AFF)	183,411	1,933,152
	Putnam Dynamic Asset Allocation Growth Fund Class P (AFF)	2,675,885	45,195,705

	Total Asset Allocation Funds (cost $121,445,194)		$130,222,078

	Fixed Income Funds (3.7%)*

	Putnam Government Money Market Fund Class G (AFF)	7,157,654	$7,157,654

	Total Fixed Income Funds (cost $7,157,654)		$7,157,654

	Total Investments (cost $182,960,641) (a)		$193,191,070

*	Percentages indicated are based on net assets of $193,104,753

	Putnam RetirementReady 2025 Fund	Shares	Value
	Absolute Return Funds (38.8%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	510,523	$5,140,971
	Putnam Absolute Return 300 Fund Class P (AFF)	947,982	9,403,984
	Putnam Absolute Return 500 Fund Class P (AFF)	1,081,681	12,093,197
	Putnam Absolute Return 700 Fund Class P (AFF)	1,140,273	13,569,246

	Total Absolute Return Funds (cost $39,571,629)		$40,207,398

	Asset Allocation Funds (56.3%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P (AFF)	3,341,726	$49,524,374
	Putnam Dynamic Asset Allocation Conservative Fund Class P (AFF)	837,527	8,827,532

	Total Asset Allocation Funds (cost $55,544,846)		$58,351,906

	Fixed Income Funds (4.9%)*

	Putnam Government Money Market Fund Class G (AFF)	5,075,433	$5,075,433

	Total Fixed Income Funds (cost $5,075,433)		$5,075,433

	Total Investments (cost $100,191,908) (a)		$103,634,737

*	Percentages indicated are based on net assets of $103,587,690

	Putnam RetirementReady 2020 Fund	Shares	Value
	Absolute Return Funds (49.7%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	1,299,392	$13,084,882
	Putnam Absolute Return 300 Fund Class P (AFF)	2,828,034	28,054,093
	Putnam Absolute Return 500 Fund Class P (AFF)	3,862,628	43,184,185
	Putnam Absolute Return 700 Fund Class P (AFF)	1,240,198	14,758,352

	Total Absolute Return Funds (cost $96,392,292)		$99,081,512

	Asset Allocation Funds (44.4%)*

	Putnam Dynamic Asset Allocation Balanced Fund Class P (AFF)	2,649,653	$39,267,860
	Putnam Dynamic Asset Allocation Conservative Fund Class P (AFF)	4,664,845	49,167,464

	Total Asset Allocation Funds (cost $84,728,361)		$88,435,324

	Fixed Income Funds (5.9%)*

	Putnam Government Money Market Fund Class G (AFF)	11,751,194	$11,751,194

	Total Fixed Income Funds (cost $11,751,194)		$11,751,194

	Total Investments (cost $192,871,847) (a)		$199,268,030

*	Percentages indicated are based on net assets of $199,173,795

	Putnam Retirement Income Fund Lifestyle 1	Shares	Value
	Absolute Return Funds (60.0%)*

	Putnam Absolute Return 100 Fund Class P (AFF)	762,040	$7,673,743
	Putnam Absolute Return 300 Fund Class P (AFF)	1,814,230	17,997,166
	Putnam Absolute Return 500 Fund Class P (AFF)	2,300,057	25,714,638

	Total Absolute Return Funds (cost $51,207,032)		$51,385,547

	Asset Allocation Funds (34.2%)*

	Putnam Dynamic Asset Allocation Conservative Fund Class P (AFF)	2,778,169	$29,281,899

	Total Asset Allocation Funds (cost $28,974,682)		$29,281,899

	Fixed Income Funds (5.9%)*

	Putnam Government Money Market Fund Class G (AFF)	5,057,354	$5,057,354

	Total Fixed Income Funds (cost $5,057,354)		$5,057,354

	Total Investments (cost $85,239,068) (a)		$85,724,800

*	Percentages indicated are based on net assets of $85,687,147

	Notes to The fund's portfolio
	Unless noted otherwise, the notes to the funds' portfolios are for the close of each fund's reporting period, which ran from August 1, 2016 through April 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

(AFF)	Affiliated Company.

(a)	The aggregate identified cost on a tax basis as of the reporting period ended were as follows:

		Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)	Cost for federal income tax purposes
	Putnam RetirementReady 2060 Fund
		$13,474	$(183)	$13,291	$184,667
	Putnam RetirementReady 2055 Fund
		878,601	(5,466)	873,135	14,195,398
	Putnam RetirementReady 2050 Fund
		2,701,983	(27,449)	2,674,534	50,976,145
	Putnam RetirementReady 2045 Fund
		2,606,550	(47,852)	2,558,698	53,280,352
	Putnam RetirementReady 2040 Fund
		6,261,756	(79,750)	6,182,006	132,314,692
	Putnam RetirementReady 2035 Fund
		4,127,027	(183,262)	3,943,765	94,880,435
	Putnam RetirementReady 2030 Fund
		6,164,328	(261,748)	5,902,580	187,288,490
	Putnam RetirementReady 2025 Fund
		3,027,517	(404,550)	2,622,967	101,011,770
	Putnam RetirementReady 2020 Fund
		6,598,578	(7,062,991)	(464,413)	199,732,443
	Putnam Retirement Income Fund Lifestyle 1
		1,419,292	(2,830,199)	(1,410,907)	87,135,707

	Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

	ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

	Level 1 : Valuations based on quoted prices for identical securities in active markets.

	Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

	Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

	The following is a summary of the inputs used to value the funds' net assets as of the close of the reporting period:

		Valuation inputs
	Investments in securities:	Level 1	Level 2	Level 3	Total
	Putnam RetirementReady 2060 Fund	$197,958	$—	$—	$197,958
	Putnam RetirementReady 2055 Fund	15,068,533	—	—	15,068,533
	Putnam RetirementReady 2050 Fund	53,650,679	—	—	53,650,679
	Putnam RetirementReady 2045 Fund	55,839,050	—	—	55,839,050
	Putnam RetirementReady 2040 Fund	138,496,698	—	—	138,496,698
	Putnam RetirementReady 2035 Fund	98,824,200	—	—	98,824,200
	Putnam RetirementReady 2030 Fund	193,191,070	—	—	193,191,070
	Putnam RetirementReady 2025 Fund	103,634,737	—	—	103,634,737
	Putnam RetirementReady 2020 Fund	199,268,030	—	—	199,268,030
	Putnam Retirement Income Fund Lifestyle 1	85,724,800	—	—	85,724,800

	During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.

	Affiliated transactions

	Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the voting securities, were as follows:

Putnam RetirementReady 2060 Fund*
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$480	$17	$—	$—	$—	$—
Putnam Absolute Return 500 Fund Class Y	2,113	73	—	—	—	—
Putnam Absolute Return 700 Fund Class Y	7,238	248	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	72,827	2,428	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	15,828	530	—	—	—	—
Putnam Money Market Fund Class A	424	23	447	—	—	—
Putnam Absolute Return 100 Fund Class P	—	511	35	17	—	977
Putnam Absolute Return 500 Fund Class P	—	2,172	153	—	—	4,322
Putnam Absolute Return 700 Fund Class P	—	7,204	522	—	—	14,766
Putnam Dynamic Asset Allocation Equity Fund Class P	—	65,431	6,656	1,300	—	145,327
Putnam Dynamic Asset Allocation Growth Fund Class P	—	14,416	1,107	103	253	31,691
Putnam Government Money Market Fund Class G	—	1,492	617	—	—	875
Totals	$98,910	$94,545	$9,537	$1,420	$253	$197,958

Putnam RetirementReady 2055 Fund*
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$65,894	$4,412	$1,203	$—	$—	$—
Putnam Absolute Return 500 Fund Class Y	207,105	13,865	3,782	—	—	—
Putnam Absolute Return 700 Fund Class Y	709,163	47,267	12,893	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	7,103,125	460,693	125,667	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	1,548,259	100,836	27,506	—	—	—
Putnam Money Market Fund Class A	43,062	6,520	49,582	—	—	—
Putnam Absolute Return 100 Fund Class P	—	51,577	17,003	2,087	—	104,144
Putnam Absolute Return 500 Fund Class P	—	155,588	53,437	—	—	329,029
Putnam Absolute Return 700 Fund Class P	—	513,103	182,175	—	—	1,124,092
Putnam Dynamic Asset Allocation Equity Fund Class P	—	4,444,809	2,091,194	113,948	—	10,715,324
Putnam Dynamic Asset Allocation Growth Fund Class P	—	1,353,436	438,037	10,590	25,855	2,729,124
Putnam Government Money Market Fund Class G	—	120,601	53,781	38	—	66,820
Totals	$9,676,608	$7,272,707	$3,056,260	$126,663	$25,855	$15,068,533

Putnam RetirementReady 2050 Fund*
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$459,963	$33,813	$13,540	$—	$—	$—
Putnam Absolute Return 500 Fund Class Y	843,549	61,991	24,823	—	—	—
Putnam Absolute Return 700 Fund Class Y	2,889,932	211,334	84,622	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	23,254,440	1,651,221	661,184	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	11,853,287	845,335	338,490	—	—	—
Putnam Money Market Fund Class A	170,849	31,230	202,079	2	—	—
Putnam Absolute Return 100 Fund Class P	—	350,775	145,489	14,700	—	688,811
Putnam Absolute Return 500 Fund Class P	—	503,223	247,958	—	—	1,171,869
Putnam Absolute Return 700 Fund Class P	—	1,648,892	845,311	—	—	4,003,626
Putnam Dynamic Asset Allocation Equity Fund Class P	—	10,994,958	8,031,116	339,799	—	29,885,518
Putnam Dynamic Asset Allocation Growth Fund Class P	—	7,701,667	3,682,240	73,291	178,944	17,667,875
Putnam Government Money Market Fund Class G	—	442,153	209,173	86	—	232,980
Totals	$39,472,020	$24,476,592	$14,486,025	$427,878	$178,944	$53,650,679

Putnam RetirementReady 2045 Fund*
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$864,986	$30,657	$32,087	$—	$—	$—
Putnam Absolute Return 500 Fund Class Y	951,645	33,723	35,296	—	—	—
Putnam Absolute Return 700 Fund Class Y	3,259,469	114,963	120,326	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	18,242,668	625,399	654,571	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	20,925,389	720,435	754,040	—	—	—
Putnam Money Market Fund Class A	193,788	20,175	213,963	1	—	—
Putnam Absolute Return 100 Fund Class P	—	571,660	226,962	27,284	—	1,213,687
Putnam Absolute Return 500 Fund Class P	—	460,382	228,612	—	—	1,220,119
Putnam Absolute Return 700 Fund Class P	—	1,497,071	780,980	—	—	4,168,467
Putnam Dynamic Asset Allocation Equity Fund Class P	—	6,682,876	6,027,117	248,240	—	20,816,667
Putnam Dynamic Asset Allocation Growth Fund Class P	—	10,435,591	5,290,871	122,584	299,296	28,178,098
Putnam Government Money Market Fund Class G	—	458,143	216,131	81	—	242,012
Totals	$44,437,945	$21,651,075	$14,580,956	$398,190	$299,296	$55,839,050

Putnam RetirementReady 2040 Fund*
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$2,479,366	$180,895	$90,519	$—	$—	$—
Putnam Absolute Return 500 Fund Class Y	3,571,455	260,488	130,348	—	—	—
Putnam Absolute Return 700 Fund Class Y	7,975,225	578,863	289,662	—	—	—
Putnam Dynamic Asset Allocation Equity Fund Class Y	17,035,258	1,201,140	601,048	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	69,482,359	4,920,335	2,462,125	—	—	—
Putnam Money Market Fund Class A	1,230,274	224,706	1,454,980	10	—	—
Putnam Absolute Return 100 Fund Class P	—	1,551,601	716,672	75,002	—	3,422,626
Putnam Absolute Return 300 Fund Class P	—	322,411	52,205	7,465	—	275,207
Putnam Absolute Return 500 Fund Class P	—	2,448,029	1,084,363	—	—	5,230,088
Putnam Absolute Return 700 Fund Class P	—	5,331,909	2,424,239	—	—	11,724,280
Putnam Dynamic Asset Allocation Balanced Fund Class P	—	2,997,410	497,382	22,424	20,280	2,632,591
Putnam Dynamic Asset Allocation Equity Fund Class P	—	7,241,253	7,760,966	220,156	—	18,888,263
Putnam Dynamic Asset Allocation Growth Fund Class P	—	35,750,305	20,513,625	401,177	979,498	94,355,755
Putnam Government Money Market Fund Class G	—	2,896,135	928,246	738	—	1,967,888
Totals	$101,773,937	$65,905,480	$39,006,380	$726,972	$999,778	$138,496,698

Putnam RetirementReady 2035 Fund*
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$1,818,939	$99,708	$45,004	$—	$—	$—
Putnam Absolute Return 300 Fund Class Y	875,795	47,859	21,602	—	—	—
Putnam Absolute Return 500 Fund Class Y	3,638,588	199,415	90,008	—	—	—
Putnam Absolute Return 700 Fund Class Y	7,677,130	418,771	189,016	—	—	—
Putnam Dynamic Asset Allocation Balanced Fund Class Y	7,436,584	398,830	180,016	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	50,936,460	2,712,042	1,224,106	—	—	—
Putnam Money Market Fund Class A	1,987,355	251,539	2,238,894	20	—	—
Putnam Absolute Return 100 Fund Class P	—	1,256,948	405,401	59,980	—	2,738,059
Putnam Absolute Return 300 Fund Class P	—	971,471	241,092	45,316	—	1,670,850
Putnam Absolute Return 500 Fund Class P	—	1,963,404	759,015	—	—	5,111,811
Putnam Absolute Return 700 Fund Class P	—	4,134,207	1,617,087	—	—	10,935,236
Putnam Dynamic Asset Allocation Balanced Fund Class P	—	9,419,467	2,213,191	162,604	120,795	15,635,420
Putnam Dynamic Asset Allocation Growth Fund Class P	—	19,422,058	16,355,044	256,069	625,205	60,054,098
Putnam Government Money Market Fund Class G	—	3,705,934	1,027,208	1,009	—	2,678,726
Totals	$74,370,851	$45,001,653	$26,606,684	$524,998	$746,000	$98,824,200

Putnam RetirementReady 2030 Fund*
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$5,077,690	$361,354	$161,830	$—	$—	$—
Putnam Absolute Return 300 Fund Class Y	6,226,320	441,654	197,792	—	—	—
Putnam Absolute Return 500 Fund Class Y	8,465,780	602,257	269,716	—	—	—
Putnam Absolute Return 700 Fund Class Y	18,998,614	1,345,040	602,366	—	—	—
Putnam Dynamic Asset Allocation Balanced Fund Class Y	57,691,008	4,015,044	1,798,107	—	—	—
Putnam Dynamic Asset Allocation Growth Fund Class Y	42,279,903	2,920,945	1,308,123	—	—	—
Putnam Money Market Fund Class A	4,826,257	808,732	5,634,989	44	—	—
Putnam Absolute Return 100 Fund Class P	—	3,336,282	1,378,331	154,938	—	7,272,561
Putnam Absolute Return 300 Fund Class P	—	4,715,454	1,806,916	253,722	—	9,617,990
Putnam Absolute Return 500 Fund Class P	—	6,118,480	2,420,114	—	—	12,890,711
Putnam Absolute Return 700 Fund Class P	—	10,007,036	4,914,448	—	—	26,030,076
Putnam Dynamic Asset Allocation Balanced Fund Class P	—	35,205,188	16,046,040	928,845	621,948	83,093,221
Putnam Dynamic Asset Allocation Conservative Fund Class P	—	2,233,285	335,317	19,385	8,848	1,933,152
Putnam Dynamic Asset Allocation Growth Fund Class P	—	17,158,812	19,264,765	186,704	455,849	45,195,705
Putnam Government Money Market Fund Class G	—	9,612,937	2,455,282	2,696	—	7,157,654
Totals	$143,565,572	$98,882,500	$58,594,136	$1,546,334	$1,086,645	$193,191,070

Putnam RetirementReady 2025 Fund*
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$3,879,541	$165,569	$120,274	$—	$—	$—
Putnam Absolute Return 300 Fund Class Y	6,954,575	295,910	214,958	—	—	—
Putnam Absolute Return 500 Fund Class Y	8,256,164	352,275	255,902	—	—	—
Putnam Absolute Return 700 Fund Class Y	11,363,800	482,616	350,586	—	—	—
Putnam Dynamic Asset Allocation Balanced Fund Class Y	45,126,370	1,884,669	1,369,077	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	4,178,376	183,777	127,951	7,640	—	—
Putnam Money Market Fund Class A	3,810,316	388,510	4,198,826	33	—	—
Putnam Absolute Return 100 Fund Class P	—	1,944,396	754,554	116,790	—	5,140,971
Putnam Absolute Return 300 Fund Class P	—	3,527,597	1,404,639	264,529	—	9,403,984
Putnam Absolute Return 500 Fund Class P	—	5,113,820	1,755,754	—	—	12,093,197
Putnam Absolute Return 700 Fund Class P	—	3,881,664	2,456,534	—	—	13,569,246
Putnam Dynamic Asset Allocation Balanced Fund Class P	—	15,194,026	13,761,416	611,517	394,555	49,524,374
Putnam Dynamic Asset Allocation Conservative Fund Class P	—	5,697,099	1,253,132	99,783	43,014	8,827,532
Putnam Government Money Market Fund Class G	—	6,656,275	1,580,843	1,946	—	5,075,433
Totals	$83,569,142	$45,768,203	$29,604,446	$1,102,238	$437,569	$103,634,737

Putnam RetirementReady 2020 Fund*
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$8,280,735	$590,699	$304,151	$—	$—	$—
Putnam Absolute Return 300 Fund Class Y	17,447,964	1,240,468	638,718	—	—	—
Putnam Absolute Return 500 Fund Class Y	27,611,365	1,968,998	1,013,838	—	—	—
Putnam Absolute Return 700 Fund Class Y	12,070,183	856,514	441,020	—	—	—
Putnam Dynamic Asset Allocation Balanced Fund Class Y	35,297,317	2,461,248	1,267,298	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	30,340,515	2,193,614	1,100,014	57,251	—	—
Putnam Money Market Fund Class A	8,139,538	1,395,855	9,535,393	50	—	—
Putnam Absolute Return 100 Fund Class P	—	7,249,167	2,794,642	268,649	—	13,084,882
Putnam Absolute Return 300 Fund Class P	—	15,466,505	6,139,075	713,022	—	28,054,093
Putnam Absolute Return 500 Fund Class P	—	22,496,744	9,184,743	—	—	43,184,185
Putnam Absolute Return 700 Fund Class P	—	6,772,142	5,169,935	—	—	14,758,352
Putnam Dynamic Asset Allocation Balanced Fund Class P	—	18,796,711	17,880,882	463,181	282,389	39,267,860
Putnam Dynamic Asset Allocation Conservative Fund Class P	—	27,280,573	10,381,555	531,630	216,395	49,167,464
Putnam Government Money Market Fund Class G	—	15,275,815	3,524,621	4,207	—	11,751,194
Totals	$139,187,617	$124,045,053	$69,375,885	$2,037,990	$498,784	$199,268,030

Putnam Retirement Income Fund Lifestyle 1*
Affiliates	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period
Putnam Absolute Return 100 Fund Class Y	$6,809,947	$179,955	$219,531	$—	$—	$—
Putnam Absolute Return 300 Fund Class Y	15,941,030	419,895	512,239	—	—	—
Putnam Absolute Return 500 Fund Class Y	22,706,778	599,850	731,770	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund Class Y	26,055,687	727,240	829,340	47,410	—	—
Putnam Money Market Fund Class A	4,463,911	307,336	4,771,247	39	—	—
Putnam Absolute Return 100 Fund Class P	—	2,555,327	1,694,222	178,267	—	7,673,743
Putnam Absolute Return 300 Fund Class P	—	5,955,863	4,231,830	517,649	—	17,997,166
Putnam Absolute Return 500 Fund Class P	—	7,963,201	5,648,117	—	—	25,714,638
Putnam Dynamic Asset Allocation Conservative Fund Class P	—	9,313,844	6,451,744	354,050	145,228	29,281,899
Putnam Government Money Market Fund Class G	—	6,600,283	1,542,928	1,907	—	5,057,354
Totals	$75,977,353	$34,622,794	$26,632,968	$1,099,322	$145,228	$85,724,800

*As of 8/31/16, the outstanding positions for each class Y underlying fund share was transferred to the class P underlying fund share.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: June 27, 2017